Related parties (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term benefits	$ 7,713	$ 7,276
Other long-term benefits	116	77
Total	$ 7,829	$ 7,353